UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2012	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Common Stock (99.4%)
Aerospace & Defense (3.2%)
Engility Holdings*	1,583	$23
General Dynamics	16,200	1,028
Huntington Ingalls Industries*	4,600	179
L-3 Communications Holdings, Cl 3	9,500	674
Northrop Grumman	13,500	894
Raytheon	19,200	1,065

		3,863

Agricultural Operations (0.8%)
Archer-Daniels-Midland	35,400	924

Agricultural Products (0.6%)
Fresh Del Monte Produce	16,200	397
Ingredion	6,800	353

		750

Air Freight & Logistics (0.5%)
FedEx	7,200	650

Aircraft (0.4%)
Lockheed Martin	4,700	420

Apparel Retail (0.4%)
Gap	15,700	463

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	14,500	750
Bank of New York Mellon	39,200	834
State Street	21,200	856

		2,440

Automotive (1.1%)
Autoliv	8,300	469
Ford Motor	88,600	819

		1,288

Banks (9.9%)
Bank of America	212,000	1,556
Huntington Bancshares	80,700	502
JPMorgan Chase	86,900	3,128
Keycorp	32,200	257
PNC Financial Services
Group	19,700	1,164
Regions Financial	83,100	578
SunTrust Banks	13,100	310
US Bancorp	31,700	1,062
Wells Fargo	102,100	3,452

		12,009

Biotechnology (0.6%)
Amgen	8,500	702

Chemicals (2.5%)
Ashland	8,000	563
Dow Chemical	40,400	1,163

	Shares	Value (000)

Chemicals (continued)
Eastman Chemical	7,000	$366
LyondellBasell Industries, Cl A	20,400	908

		3,000

Commercial Printing (0.3%)
RR Donnelley & Sons	32,700	396

Computer & Electronics Retail (0.6%)
Best Buy	20,100	363
GameStop, Cl A	19,100	306
RadioShack	30,800	90

		759

Computers & Services (3.4%)
CA	22,700	546
Computer Sciences	11,000	271
Dell*	33,900	403
Hewlett-Packard	63,400	1,156
Microsoft	21,800	643
Seagate Technology	12,700	381
Western Digital*	17,300	688

		4,088

Construction & Engineering (0.3%)
KBR	15,300	401

Consumer Discretionary (1.9%)
Procter & Gamble	35,700	2,304

Diversified Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold	9,900	334

Diversified REIT’s (0.3%)
Liberty Property Trust	10,000	363

Drug Retail (2.0%)
CVS Caremark	39,600	1,792
Walgreen	18,400	669

		2,461

Electrical Services (6.5%)
Ameren	21,600	739
American Electric Power	26,500	1,119
DTE Energy	13,100	804
Entergy	11,800	857
General Electric	166,500	3,455
Pinnacle West Capital	11,100	594
Portland General Electric	14,600	398

		7,966

Fertilizers & Agricultural Chemicals (0.3%)
CF Industries Holdings	2,100	411

Financial Services (3.6%)
Capital One Financial	17,700	1,000
Citigroup	62,100	1,685
GFI Group	54,800	174

Schedule of Investments July 31, 2012	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Financial Services (continued)
Goldman Sachs Group	12,200	$1,231
Morgan Stanley	18,500	253

		4,343

Food, Beverage & Tobacco (0.8%)
Coca-Cola Enterprises	14,100	413
Smithfield Foods*	23,700	439
Supervalu	33,400	83
Universal	2,400	109

		1,044

Gas/Natural Gas (0.8%)
Atmos Energy	13,300	477
UGI	15,200	466

		943

General Merchandise Stores (1.2%)
Target	23,500	1,425

Health Care Equipment (1.1%)
Medtronic	14,300	564
Zimmer Holdings	13,700	807

		1,371

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	8,200	554

Insurance (10.5%)
ACE	12,800	941
Aetna	19,200	692
Aflac	13,700	600
Allstate	26,200	899
Aspen Insurance Holdings	14,500	417
Assurant	12,100	438
Berkshire Hathaway, Cl B*	24,400	2,070
CIGNA	8,400	338
Hartford Financial Services Group	15,100	248
Lincoln National	25,200	505
MetLife	16,400	505
Prudential Financial	19,900	961
Torchmark	10,700	532
Travelers	17,800	1,115
UnitedHealth Group	25,800	1,318
Unum Group	23,600	446
WellPoint	16,300	869

		12,894

Machinery (0.7%)
AGCO*	11,000	482
Timken	10,000	362

		844

Metal & Glass Containers (0.2%)
Owens-Illinois*	13,400	247

	Shares	Value (000)

Mortgage REIT’s (0.6%)
Annaly Capital Management	39,300	$685

Multimedia (1.0%)
Time Warner	21,100	825
Walt Disney	7,600	374

		1,199

Office Electronics (0.6%)
Xerox	97,300	674

Office Equipment (0.3%)
Pitney Bowes	23,200	310

Paper & Paper Products (0.6%)
International Paper	21,000	689

Paper Packaging (0.3%)
Rock-Tenn, Cl A	6,600	384

Petroleum & Fuel Products (15.7%)
Apache	11,100	956
Chevron	40,300	4,416
ConocoPhillips	33,300	1,813
Exxon Mobil	68,100	5,914
Marathon Oil	36,000	953
Marathon Petroleum	18,850	892
Murphy Oil	9,700	521
Nabors Industries*	36,500	505
Occidental Petroleum	13,700	1,192
Phillips 66	16,650	626
Tesoro	13,300	368
Valero Energy	32,700	899

		19,055

Petroleum Refining (0.6%)
Devon Energy	13,600	804

Pharmaceuticals (9.3%)
Abbott Laboratories	8,800	584
Eli Lilly	18,300	806
Johnson & Johnson	40,000	2,769
Merck	68,600	3,030
Pfizer	170,900	4,108

		11,297

Printing & Publishing (0.6%)
Gannett	31,200	440
Lexmark International, Cl A	13,800	241

		681

Railroads (0.9%)
Norfolk Southern	15,300	1,133

Reinsurance (1.2%)
Everest Re Group	5,200	529
Montpelier Re Holdings	18,200	369
Reinsurance Group of America, Cl A	2,900	161

Schedule of Investments July 31, 2012	(Unaudited)

LSV Conservative Value Equity Fund	Shares/ Face Amount	Value (000)

Reinsurance (continued)
Validus Holdings	12,800	$416

		1,475

Retail (2.0%)
Cracker Barrel Old Country Store	2,700	169
Kohl’s	8,100	403
Kroger	18,700	414
Lowe’s	13,400	340
Macy’s	20,400	731
Safeway	25,900	403

		2,460

Semi-Conductors/Instruments (1.3%)
Intel	52,900	1,360
TE Connectivity	8,600	284

		1,644

Specialized Consumer Services (0.4%)
H&R Block	27,500	444

Specialized REIT’s (0.7%)
Hospitality Properties Trust	15,800	383
LaSalle Hotel Properties	17,500	460

		843

Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	9,900	510

Telephones & Telecommunications (5.4%)
AT&T	86,500	3,280
Cisco Systems	132,700	2,117
Corning	64,400	735
Harris	11,200	466

		6,598

Wireless Telecommunication Services (0.3%)
Telephone & Data Systems	17,400	422

Total Common Stock (Cost $124,673)		120,964

Repurchase Agreement (0.4%)
Morgan Stanley 0.060%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $475,324 (collateralized by a U.S. Treasury note, par value $482,101, 2.375%, 10/31/2014; with total market value $484,834)	$475	475

Total Repurchase Agreement (Cost $475)		475

Total Investments — 99.8% (Cost $125,148) †		$121,439

Percentages are based on Net Assets of $121,671(000).

Cl	Class

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $ 125,164 (000), and the unrealized appreciation and depreciation were $ 15,171 (000) and ($18,896 (000)) respectively.

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$120,964	$—	$—	$120,964
Repurchase Agreement	—	475	—	475
Total Investments in Securities	$120,964	$475	$—	$121,439

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012